UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walthausen & Co., LLC
Address:  9 Executive Park Drive, Suite B
	  Clifton Park, NY 12065




13F File Number:  28-13672


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Hodge
Title:     Chief Compliance officer
Phone:     (518) 348-7217


Signature, Place, and Date of Signing:

Mark Hodge   Clifton Park, NY      February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:  75

Form13F Information Table Value Total: $517,884
				      (thousands)

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


                                           FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAON Inc                                        000360206     5826   206510 SH       Sole                   166219             40291
Allegiant Travel Co                             01748X102     5592   113575 SH       Sole                    90241             23334
Altisource Portfolio Solutions                  L0175J104     6697   233275 SH       Sole                   183634             49641
Ambassadors Group Inc                           023177108     7438   646755 SH       Sole                   493600            153155
American Reprographics Company                  029263100     6754   889810 SH       Sole                   717890            171920
Arch Chemicals Inc                              03937R102     8735   230300 SH       Sole                   171420             58880
Asta Funding Inc                                046220109     3816   471138 SH       Sole                   378989             92149
Baldwin And Lyons Inc Cl B                      057755209     1520    64589 SH       Sole                    49138             15451
Bemis Co Inc                                    081437105     2562    78455 SH       Sole                    78455
Brigham Exploration Co                          109178103    16258   596840 SH       Sole                   450609            146231
Bryn Mawr Bank Corp                             117665109     6778   388428 SH       Sole                   307236             81192
CAI International Inc                           12477X106     7347   374865 SH       Sole                   303048             71817
CNA Surety Corp                                 12612L108     1581    66755 SH       Sole                    58374              8381
CSS Industries Inc                              125906107     5516   267635 SH       Sole                   200855             66780
CVB Financial Corp                              126600105     7052   813395 SH       Sole                   623105            190290
Cabela's Inc                                    126804301     6909   317650 SH       Sole                   240095             77555
Columbia Banking Systems Inc                    197236102     7148   339415 SH       Sole                   263012             76403
Community Bank Systems Inc                      203607106     7687   276815 SH       Sole                   213208             63607
Curtiss Wright Corp                             231561101     7793   234730 SH       Sole                   181980             52750
DDI Corp                                        233162502     8363   711180 SH       Sole                   566680            144500
Drew Industries Inc                             26168L205     9036   397715 SH       Sole                   309521             88194
Electronics For Imaging Inc                     286082102     8700   607966 SH       Sole                   478109            129857
Fairchild Semiconductor Int'l                   303726103    10971   702840 SH       Sole                   549949            152891
First Bancorp N.C.                              318910106     1833   119745 SH       Sole                    85822             33923
Flower Foods Inc                                343498101     5755   213850 SH       Sole                   158437             55413
Foster L.B. Company                             350060109     6774   165470 SH       Sole                   130197             35273
Georesources Inc                                372476101     2610   117510 SH       Sole                    89100             28410
Global Power Equipment Group I                  37941P306     2524   108775 SH       Sole                    80175             28600
Gulfport Energy Corp                            402635304     7709   355590 SH       Sole                   280842             74748
Hallmark Financial Services                     40624Q203     6650   730720 SH       Sole                   577152            153568
Hancock Holding Company                         410120109     3357    96300 SH       Sole                    74270             22030
Helen of Troy Ltd                               G4388N106     9550   321110 SH       Sole                   250210             70900
Hexcel Corp                                     428291108     7105   392765 SH       Sole                   303960             88805
Hill-Rom Holdings Inc                           431475102     6486   164755 SH       Sole                   121532             43223
IEC Electronics Corp                            44949L105     1747   229300 SH       Sole                   229300
Interval Leisure Group Inc                      46113M108     7781   482110 SH       Sole                   355803            126307
John Bean Technologies Corp                     477839104     5447   270610 SH       Sole                   199710             70900
Kapstone Paper & Packaging Cor                  48562P103     5819   380340 SH       Sole                   296737             83603
Knoll Inc                                       498904200     8350   499110 SH       Sole                   376728            122382
Landec Corporation                              514766104     5598   936155 SH       Sole                   746775            189380
Lifetime Brands Inc                             53222Q103     5958   424388 SH       Sole                   330720             93668
Lydall Inc                                      550819106     5445   676400 SH       Sole                   501553            174847
M/I Homes Inc                                   55305B101     5769   375080 SH       Sole                   295630             79450
Magellan Health Services Inc                    559079207    10020   211925 SH       Sole                   161960             49965
McGrath Rentcorp                                580589109     8403   320480 SH       Sole                   242196             78284
Miller Industries Inc                           600551204     2701   189790 SH       Sole                   151714             38076
National Western Life Insuranc                  638522102     7151    42890 SH       Sole                    33531              9359
Nobel Learning Communities                      654889104     2976   403305 SH       Sole                   308636             94669
Northern Oil and Gas Inc                        665531109    13613   500310 SH       Sole                   375205            125105
Ocwen Financial Corp                            675746309    15715  1647325 SH       Sole                  1274278            373047
Omnova Solutions Inc                            682129101     8857  1059445 SH       Sole                   797698            261747
Overhill Farms Inc                              690212105     1797   311908 SH       Sole                   246301             65607
Owens & Minor Inc                               690732102     6235   211860 SH       Sole                   160898             50962
Park National Corp                              700658107     7181    98815 SH       Sole                    76630             22185
Pep Boys Manny Moe & Jack                       713278109     8258   614900 SH       Sole                   452321            162579
Platinum Underwriters Holdings                  G7127P100     4871   108325 SH       Sole                    81675             26650
Polyone Corp                                    73179P106     5941   475635 SH       Sole                   386315             89320
Primerica Inc                                   74164M108     5510   227225 SH       Sole                   209525             17700
RLI Corp                                        749607107     4116    78290 SH       Sole                    61490             16800
RTI International Metals Inc                    74973W107     9268   343510 SH       Sole                   264750             78760
Rent-A-Center Inc                               76009N100     9596   297285 SH       Sole                   232561             64724
Sally Beauty Holdings Inc                       79546E104     8791   604995 SH       Sole                   459399            145596
School Specialty Inc                            807863105     6141   440860 SH       Sole                   329050            111810
Solutia Inc                                     834376501    16988   736065 SH       Sole                   550940            185125
Standex Int'l Corp                              854231107    12560   419920 SH       Sole                   316697            103223
Sterling Bancorp                                859158107     3099   295990 SH       Sole                   236430             59560
Suffolk Bancorp                                 864739107     2143    86845 SH       Sole                    62933             23912
Textainer Group Holdings Ltd                    G8766E109     6626   232570 SH       Sole                   176240             56330
Theragenics Corporation                         883375107     1524  1002514 SH       Sole                   710349            292165
Thomas & Betts Corp                             884315102     5358   110935 SH       Sole                    82175             28760
Universal Technical Institute                   913915104     9629   437295 SH       Sole                   331320            105975
Vishay Intertechnology Inc                      928298108    16046  1093040 SH       Sole                   848984            244056
West Pharmaceuticals Services                   955306105     5825   141395 SH       Sole                   110740             30655
Whiting Petroleum Corp                          966387102    10653    90900 SH       Sole                    69676             21224
Xerium Technologies Inc                         98416J118     7942   497936 SH       Sole                   383192            114744
